                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                 Report for the Quarter Ended December 31, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Kleinheinz Capital Partners, Inc.
Address:       201 Main Street, Suite 2001, Fort Worth, Texas 76102

13F File Number:

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James K. Phillips
Title:    Chief Financial Officer
Phone:    817-348-8100

Signature, Place, and Date of Signing:

  /S/ James K. Phillips       Fort Worth, Texas          February 12, 2003
  ---------------------       ---------------------      -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           83

Form 13F Information Table Value Total:           $171,000

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                      VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS        CUSIP     (X$1,000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------     ---------   ---------  ---------  ---  ----  -------- ---------  ---------- ------- -------
ADC TELECOMMUNICATIONS     COM        000886101        418     200,000   SH         SOLE                 200,000
AOL TIME WARNER INC        COM        00184A105      3,930     300,000   SH         SOLE                 300,000
AT&T CORP                  COM NEW    001957505      1,149      44,000   SH         SOLE                  44,000
ACE LTD                    ORD        G0070K103      4,034     137,500   SH         SOLE                 137,500
ADVANCED MICRO DEVICES     COM        007903107        646     100,000   SH         SOLE                 100,000
  INC
ADVENT SOFTWARE INC        COM        007974108      1,090      80,000   SH         SOLE                  80,000
AMERICA MOVIL S A DE C V   SPON ADR   02364W105      1,939     135,000   SH         SOLE                 135,000
                           L SHS
AMERICAN CAPITAL           COM        024937104      1,080      50,000   SH         SOLE                  50,000
  STRATEGIES
AMERICAN INTL GROUP INC    COM        026874107      2,314      40,000   SH         SOLE                  40,000
AMERICREDIT CORP           COM        03060R101     15,674   2,025,000   SH         SOLE               2,025,000
ANADARKO PETE CORP         COM        032511107      2,395      50,000   SH         SOLE                  50,000
APACHE CORP                COM        037411105      1,710      30,000   SH         SOLE                  30,000
APOGENT TECHNOLOGIES INC   COM        03760A101      1,560      75,000   SH         SOLE                  75,000
ARCHER DANIELS MIDLAND CO  COM        039483102        930      75,000   SH         SOLE                  75,000
ARRIS GROUP INC            COM        04269Q100      2,678     750,000   SH         SOLE                 750,000
ASTORIA FINL CORP          COM        046265104        543      20,000   SH         SOLE                  20,000
BANCO LATINOAMERICANO DE   CL E       P16994132        313      68,900   SH         SOLE                  68,900
  EXP
BEA SYS INC                COM        073325102      2,868     250,000   SH         SOLE                 250,000
BROCADE COMMUNICATIONS     COM        111621108        414     100,000   SH         SOLE                 100,000
  SYS I
CENDANT CORP               COM        151313103      1,258     120,000   SH         SOLE                 120,000
CIENA CORP                 COM        171779101      1,285     250,000   SH         SOLE                 250,000
COMCAST CORP NEW           CL A       20030N101      1,677      71,170   SH         SOLE                  71,170
COMCAST CORP NEW           CL A SPL   20030N200        904      40,000   SH         SOLE                  40,000
COMMSCOPE INC              COM        203372107        594      75,200   SH         SOLE                  75,200
COMPANIA DE TELECOMUNICS   SPON ADR   204449300        719      75,000   SH         SOLE                  75,000
  CHI                      NEW
CONAGRA FOODS INC          COM        205887102      1,876      75,000   SH         SOLE                  75,000
CORNING INC                COM        219350105        828     250,000   SH         SOLE                 250,000
COX COMMUNICATIONS INC     CL A       224044107      1,420      50,000   SH         SOLE                  50,000
  NEW
DEVON ENERGY CORP NEW      COM        25179M103      2,066      45,000   SH         SOLE                  45,000
DIGITAL INSIGHT CORP       COM        25385P106        435      50,000   SH         SOLE                  50,000
DUKE ENERGY CORP           COM        264399106        234      12,000   SH         SOLE                  12,000
EBAY INC                   COM        278642103      5,595      82,500   SH         SOLE                  82,500
ENCORE ACQUISITION CO      COM        29255W100      1,109      60,200   SH         SOLE                  60,200
ENTERASYS NETWORKS INC     COM        293637104        195     125,000   SH         SOLE                 125,000
GENERAL MTRS CORP          CL H NEW   370442832      1,873     175,000   SH         SOLE                 175,000
GLAMIS GOLD LTD            COM        376775102        806      71,100   SH         SOLE                  71,100

                           TITLE                                                                            VOTING AUTHORITY
                            OF                      VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS        CUSIP     (X$1,000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------     ---------   ---------  ---------  ---  ----  -------- ---------  ---------- ------- -------

GOLDCORP INC NEW           COM        890956409      1,484     116,700   SH         SOLE                 116,700
GOLDEN TELECOM INC         COM        38122G107        956      75,600   SH         SOLE                  75,600
GROUP 1 AUTOMOTIVE INC     COM        398905109        764      32,000   SH         SOLE                  32,000
HANOVER COMPRESSOR CO      COM        410768105        918     100,000   SH         SOLE                 100,000
HARMONY GOLD MNG LTD       SPONSORED  413216300      1,681     100,000   SH         SOLE                 100,000
                           ADR
ICO HLDGS INC              COM        449293109        647     497,850   SH         SOLE                 497,850
INTERTRUST TECHNOLOGIES    COM        46113Q109      2,961     700,000   SH         SOLE                 700,000
  CORP
INTRAWARE INC              COM        46118M103        152     138,121   SH         SOLE                 138,121
I2 TECHNOLOGIES INC        COM        465754109        518     450,000   SH         SOLE                 450,000
KNIGHTSBRIDGE TANKERS LTD  ORD        G5299G106      4,675     312,300   SH         SOLE                 312,300
MCDERMOTT INTL INC         COM        580037109        876     200,000   SH         SOLE                 200,000
MERIDIAN GOLD INC          COM        589975101        882      50,000   SH         SOLE                  50,000
MORGAN STANLEY EMER MKTS   COM        61744H105      2,341     310,000   SH         SOLE                 310,000
  DEB
NEWMONT MINING CORP        COM        651639106      2,903     100,000   SH         SOLE                 100,000
NOKIA CORPORATION          SPONSORED  654902204      2,325     150,000   SH         SOLE                 150,000
                           ADR
NORDIC AMERICAN TANKER     COM        G65773106      3,522     260,100   SH         SOLE                 260,100
  SHIPP
OIL SVC HOLDRS TR          DEPOSTRY   678002106     16,617     290,000   SH         SOLE                 290,000
                           RCPT
OPEN JT STK CO-VIMPEL      SPONSOR-   68370R109      2,359      73,700   SH         SOLE                  73,700
  COMMUN                   ED ADR
ORACLE CORP                COM        68389X105      1,080     100,000   SH         SOLE                 100,000
PARKER DRILLING CO         COM        701081101        333     150,000   SH         SOLE                 150,000
PEOPLESOFT INC             COM        712713106      1,373      75,000   SH         SOLE                  75,000
PEROT SYSTEMS CORP         CL A       714265105        322      30,000   SH         SOLE                  30,000
PHELPS DODGE CORP          COM        717265102        791      25,000   SH         SOLE                  25,000
PLATINUM UNDERWRITER       COM        G7127P100        527      20,000   SH         SOLE                  20,000
  HLDGS L
POGO PRODUCING CO          COM        730448107      1,863      50,000   SH         SOLE                  50,000
PRECISION DRILLING CORP    COM        74022D100      1,139      35,000   SH         SOLE                  35,000
QUICKSILVER RESOURCES INC  COM        74837R104      6,056     270,000   SH         SOLE                 270,000
RF MICRODEVICES INC        COM        749941100      1,833     250,000   SH         SOLE                 250,000
REALNETWORKS INC           COM        75605L104        381     100,000   SH         SOLE                 100,000
RENAISSANCE RE HLDGS LTD   COM        G7496G103        475      12,000   SH         SOLE                  12,000
RESEARCH IN MOTION LTD     COM        760975102      5,062     385,800   SH         SOLE                 385,800
RIVERSTONE NETWORKS INC    COM        769320102        106      50,000   SH         SOLE                  50,000
SK TELECOM LTD             SPONSOR-   78440P108      1,708      80,000   SH         SOLE                  80,000
                           ED ADR
SIEBEL SYS INC             COM        826170102      1,110     150,000   SH         SOLE                 150,000
SIX CONTINENTS PLC         SPONSORED  830018107        400      50,000   SH         SOLE                  50,000
                           ADR
STAMPS COM INC             COM        852857101        350      75,000   SH         SOLE                  75,000
SYMBOL TECHNOLOGIES INC    COM        871508107      1,151     140,000   SH         SOLE                 140,000
TEEKAY SHIPPING MARSHALL   COM        Y8564W103      1,018      25,000   SH         SOLE                  25,000
  ISL
TELEFONOS DE MEXICO S A    SPON ADR   879403780      4,157     130,000   SH         SOLE                 130,000
                           ORD L
TYCO INTL LTD NEW          COM        902124106      1,110      65,000   SH         SOLE                  65,000
US ONCOLOGY INC            COM        90338W103        867     100,000   SH         SOLE                 100,000
VISX INC DEL               COM        92844S105     18,977   1,980,900   SH         SOLE               1,980,900

                           TITLE                                                                            VOTING AUTHORITY
                            OF                      VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS        CUSIP     (X$1,000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------     ---------   ---------  ---------  ---  ----  -------- ---------  ---------- ------- -------

VITESSE SEMICONDUCTOR      COM        928497106        219     100,000   SH         SOLE                 100,000
  CORP
VITRIA TECHNOLOGY INC      COM        92849Q104        113     150,000   SH         SOLE                 150,000
VODAFONE GROUP PLC NEW     SPONSOR-   92857W100      1,812     100,000   SH         SOLE                 100,000
                           ED ADR
WESTCORP INC               COM        957907108        777      37,000   SH         SOLE                  37,000
XM SATELLITE RADIO HLDGS   NOTE       983759AA9        750   2,000,000   PRN        SOLE               2,000,000
  INC                      7.750%
                           3/0